Summary of Significant Accounting Policies - Schedule of Revenue by Geographic Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenue	$ 246,246	$ 194,913	$ 171,854
EMEA
Disaggregation of Revenue [Line Items]
Total revenue	88,441	65,807	55,911
America
Disaggregation of Revenue [Line Items]
Total revenue	126,929	100,835	89,514
APAC
Disaggregation of Revenue [Line Items]
Total revenue	$ 30,876	$ 28,271	$ 26,429